Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 147,217	$ 177,075	$ 195,184
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	62,435	48,390	46,476
Provision for credit (recoveries) losses	8,491	(184)	(6,991)
Share-based payments and settlements	15,245	17,716	12,582
Net change in equity securities at fair value	102		329
Net change in equity securities at fair value		(925)
Net realized (gains) losses on available-for-sale investments	(1,220)	(1,624)	(1,100)
Net (gains) losses on other real estate owned	104	5	322
(Increase) decrease in carrying value of equity method investments	(1,298)	(340)	(1,118)
Dividends received from equity method investments	2,845	520	556
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	(8,143)	(18,583)	(3,975)
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	(37,628)	26,672	54,409
Cash provided by (used in) operating activities	188,150	248,722	296,674
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	(54,756)	(114,942)	151,428
Short-term investments other than restricted cash: proceeds from maturities and sales	2,214,870	568,944	252,028
Short-term investments other than restricted cash: purchases	(1,815,887)	(1,657,456)	(63,913)
Available-for-sale investments: proceeds from sale	352,965	225,305	854,160
Available-for-sale investments: proceeds from maturities and pay downs	565,028	348,665	480,765
Available-for-sale investments: purchases	(1,313,884)	(563,007)	(242,087)
Held-to-maturity investments: proceeds from maturities and pay downs	538,345	274,490	166,406
Held-to-maturity investments: purchases	(533,379)	(420,018)	(903,958)
Net (increase) decrease in loans	25,555	(362,624)	(321,944)
Additions to premises, equipment and computer software	(20,566)	(22,777)	(18,529)
Proceeds from sale of other real estate owned	0	1,102	5,896
Purchase of intangible assets	0	0	(1,308)
Gross cash received (disbursed for) from business acquisition	0	2,815,752
Gross cash received (disbursed for) from business acquisition			(20,722)
Cash provided by (used in) investing activities	(41,709)	1,093,434	338,222
Cash flows from financing activities
Net increase (decrease) in deposits	692,635	(744,610)	(22,543)
Issuance of subordinated capital, net of underwriting fees	97,647	0	73,218
Repayment of long-term debt	(70,000)	0	(47,000)
Common shares repurchased	(86,640)	(81,534)	(48,443)
Proceeds from stock option exercises	1,739	349	3,318
Cash dividends paid on common shares	(88,932)	(93,636)	(83,704)
Cash provided by (used in) financing activities	546,449	(919,431)	(125,154)
Net effect of exchange rates on cash, cash equivalents and restricted cash	42,707	86,056	2,646
Net increase (decrease) in cash, cash equivalents and restricted cash	735,597	508,781	512,388
Cash, cash equivalents and restricted cash: beginning of year	2,578,901	2,070,120	1,557,732
Cash, cash equivalents and restricted cash: end of year	3,314,498	2,578,901	2,070,120
Components of cash, cash equivalents and restricted cash at end of year
Total cash, cash equivalents and restricted cash at end of year	3,314,498	2,070,120	1,557,732
Supplemental disclosure of cash flow information
Cash interest paid	39,125	56,265	27,374
Cash income taxes paid	5,052	2,628	544
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	314		2,437
Transfer to (out of) other real estate owned		(397)
Initial recognition of right-of-use assets and operating lease liabilities	323	22,370	0
Reduction in net loans due to initial adoption of a current expected credit loss model	7,841	0	0
Extinguishment of loan in exchange for available-for-sale investments	$ 0	$ 3,347	$ 0